Leases - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Beginning balance	€ 8,715	€ 7,036
Additions	3,742	2,533
Interest	450	341
Payments	2,077	1,408
Indexation impact	100
Ending balance	€ 11,118	€ 8,715